Interests in joint venture (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of December 31, 2021 and 2020.

(in KUSD)
Interest in joint venture
January 1, 2020	—
Initial investment	48,040
Share of results with joint venture	(132)
December 31, 2020	47,908
Share of results in joint venture	(6,672)
December 31, 2021	41,236

Summary of financial information in joint venture	The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	December 31, 2021	December 31, 2020
Cash and cash equivalents	39,318	50,000
Prepaid and other current assets	15	—
Intangible assets	48,040	48,040
Total liabilities	2,828	269
Net assets	84,545	97,771

(in KUSD)	For the Years Ended
Summarized Statement of Comprehensive Loss	December 31, 2021	December 31, 2020
Operating expenses	13,876	269
Other income	(259)	—
Net loss	13,617	269